Income Taxes - Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Owned, Federal Income Tax Note [Line Items]
Income (loss) before income taxes	$ (254.0)	$ 322.2	$ 159.7
Canada [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Canada	(261.7)	(18.1)	3.0
United States [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
U.S.	(249.8)	127.4	(4.7)
Other Foreign [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Canada	$ 257.5	$ 212.9	$ 161.4